Trade and other receivables - current (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other current receivables

(in thousands of USD)	December 31, 2025	December 31, 2024
Trade receivables	141,937	117,824
Trade receivables - TI Pool	40,623	56,568
Accrued income	39,874	9,237
Accrued interest	361	236
Deferred charges	56,171	45,072
Deferred fulfillment costs	11,424	1,126
Other receivables	30,247	3,691
Lease receivables	—	1,263
Derivatives	206	866
Total trade and other receivables	320,843	235,883